Subsequent Events - Additional Information (Detail) - Subsequent Event [Member]		1 Months Ended		12 Months Ended
	Feb. 15, 2016 USD ($) Contracts	Feb. 29, 2016 USD ($) Interest_Rate_Swaps Contracts	Jan. 31, 2016 USD ($) Bridge_Loan	Dec. 31, 2016 USD ($)
Subsequent Event [Line Items]
Number of interest rate swaps | Interest_Rate_Swaps		9
Interest Rate Swap One to Four [Member]
Subsequent Event [Line Items]
Notional amount		$ 50,000,000
Interest rate swaps fixed rate		1.462%
Interest Rate Swap Five [Member]
Subsequent Event [Line Items]
Notional amount		$ 75,000,000
Interest rate swaps fixed rate		1.549%
Interest Rate Swap Six [Member]
Subsequent Event [Line Items]
Notional amount		$ 50,000,000
Interest rate swaps fixed rate		1.155%
Interest Rate Swap Seven [Member]
Subsequent Event [Line Items]
Notional amount		$ 25,000,000
Interest rate swaps fixed rate		1.549%
Interest Rate Swap Eight [Member]
Subsequent Event [Line Items]
Notional amount		$ 25,000,000
Interest rate swaps fixed rate		1.549%
Interest Rate Swap Nine [Member]
Subsequent Event [Line Items]
Notional amount		$ 25,000,000
Interest rate swaps fixed rate		1.549%
STX [Member]
Subsequent Event [Line Items]
Litigation settlement amount	$ 32,400,000	$ 32,400,000
Number of shipbuilding contracts | Contracts	4	4
Refund of cash deposit held in escrow				$ 600,000
Receivable recorded	$ 0
Due January Two Thousand And Twenty One [Member] | Revolving Credit Facilities [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Secured long-term debt facility			$ 894,400,000
Due January Two Thousand And Twenty One [Member] | Revolving Credit Facilities [Member] | Bridge Loan [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Secured long-term debt facility			$ 894,400,000
Due January 2016 [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Number of bridge loan facilities | Bridge_Loan			2
Due January 2016 [Member] | Secured Debt [Member] | Bridge Loan [Member]
Subsequent Event [Line Items]
Repayments of short-term debt			$ 845,800,000